SHAREHOLDERS' EQUITY - Schedule of Employee Stock Purchase Plan Fair Value Assumptions (Details) - Employee Stock	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	40.65%
Risk free interest rate	3.77%
Expected dividend	0.00%
Expected term (in years)	6 months